Shareholders' Equity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance of warrants outstanding /Number of Granted and unvested restricted shares, Beginning Balance	1,250	2,700
Number of restricted shares, Granted	370,525	116
Number of restricted shares, Vested	(370,683)	(1,308)
Number of restricted shares, Forfeited	(1,150)	(200)
Balance of warrants outstanding /Number of restricted shares Granted and unvested, Ending Balance		1,250
Weighted average grant date fair value Granted and unvested, Beginning Balance	$ 7.90	$ 7.90
Weighted average grant date fair value, Granted	0.85	7.90
Weighted average grant date fair value, Vested	0.85	7.90
Weighted average grant date fair value, Forfeited	7.90	7.90
Weighted average grant date fair value Granted and unvested, Ending Balance		$ 7.90